Share-based compensation - Share options outstanding (Details)	Jun. 30, 2025 Options EquityInstruments	Dec. 31, 2024 EquityInstruments Options
Employee share option plans
Share-based compensation
Options outstanding | Options	8,004,748	8,006,791
Deferred Strike Price Payment Plan (DSPPP)
Share-based compensation
Outstanding shares | EquityInstruments	29,944,420	29,950,268